Important Notice Regarding Change in Name and Investment Policy

EATON VANCE CALIFORNIA MUNICIPAL INCOME FUND
Supplement to Summary Prospectus dated February 1, 2015

The following changes are effective April 13, 2015:

1.

The name of Eaton Vance California Municipal Income Fund is changed to Eaton Vance California Municipal Opportunities Fund.

2.

The following replaces “Investment Objective”:

The Fund’s investment objective is to seek to maximize after-tax total return.

3.

The following replaces “Principal Investment Strategies”:

Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations that are exempt from regular federal income tax and California state personal income taxes (the “80% Policy”).  The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax.  The Fund has a flexible investment strategy and may invest in obligations of any duration and credit quality. The Fund also may invest up to 50% of its net assets in obligations rated below investment grade (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used.  The Fund may invest up to 20% of its net assets in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. Government, its agencies and instrumentalities (“Agency Securities”).  Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities.  If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam.  The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to Agency Securities).

The Fund may purchase derivative instruments, which derive their value from another instrument, security or index. The Fund may purchase or sell various kinds of residual interest bonds, financial futures contracts and options thereon to hedge against changes in interest rates, seek total return or as a substitute for the purchase of portfolio securities. The Fund also may enter into interest rate swaps, forward rate contracts and credit derivatives, which may include credit default swaps, total return swaps or credit options, as well as purchase an instrument that has greater or lesser credit risk than the municipal bonds underlying the instrument.  There is no stated limit on the Fund’s use of derivatives.

In pursuing its investment objective, the Fund may invest in obligations with varying maturities.  Depending on the Fund’s average maturity, the interest rate risk described below may be more or less significant for the Fund. The longer the Fund’s average maturity the more significant interest rate risk will be for the Fund. The Fund may invest 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in one or more economic sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.  The portfolio managers generally will seek to enhance after-tax total return by balancing investment considerations and tax considerations.  The Fund expects to actively engage in relative value trading to take advantage of price appreciation opportunities or to realize capital losses.  A portion of the Fund’s distributions generally will be subject to alternative minimum tax.  The Fund may not be suitable for investors subject to the alternative minimum tax.

4.

The following replaces the table under “Performance”:

Average Annual Total Return as of December 31, 2014	One Year	Five Years	Ten Years
Class A Return Before Taxes	7.03%	4.64%	3.56%
Class A Return After Taxes on Distributions	7.03%	4.64%	3.52%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	5.69%	4.51%	3.67%
Class C Return Before Taxes	10.58%	4.89%	3.29%
Class I Return Before Taxes	12.58%	5.93%	4.24%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	9.05%	5.16%	4.73%

5.

The following replaces “Portfolio Manager” under “Management”:

Portfolio Managers

Craig R. Brandon, Vice President of BMR, who has managed the Fund since 2014.

Adam A. Weigold, Vice President of BMR, who has managed the Fund since 2015.

February 12, 2015	17608 2.12.15

EATON VANCE AMT-FREE MUNICIPAL INCOME FUND

EATON VANCE CALIFORNIA MUNICIPAL INCOME FUND

EATON VANCE MASSACHUSETTS MUNICIPAL INCOME FUND

EATON VANCE NATIONAL MUNICIPAL INCOME FUND

EATON VANCE NEW YORK MUNICIPAL INCOME FUND

EATON VANCE OHIO MUNICIPAL INCOME FUND

Supplement to Prospectus dated February 1, 2015

The following changes are effective April 13, 2015:

1.

The name of Eaton Vance California Municipal Income Fund is changed to Eaton Vance California Municipal Opportunities Fund.

2.

The following replaces “Investment Objective” in “Fund Summaries – Eaton Vance California Municipal Income Fund”:

The Fund’s investment objective is to seek to maximize after-tax total return.

3.

The following replaces “Principal Investment Strategies” in “Fund Summaries – Eaton Vance California Municipal Income Fund”:

Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations that are exempt from regular federal income tax and California state personal income taxes (the “80% Policy”).  The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax.  The Fund has a flexible investment strategy and may invest in obligations of any duration and credit quality. The Fund also may invest up to 50% of its net assets in obligations rated below investment grade (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used.  The Fund may invest up to 20% of its net assets in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. Government, its agencies and instrumentalities (“Agency Securities”).  Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities.  If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam.  The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to Agency Securities).

The Fund may purchase derivative instruments, which derive their value from another instrument, security or index. The Fund may purchase or sell various kinds of residual interest bonds, financial futures contracts and options thereon to hedge against changes in interest rates, seek total return or as a substitute for the purchase of portfolio securities. The Fund also may enter into interest rate swaps, forward rate contracts and credit derivatives, which may include credit default swaps, total return swaps or credit options, as well as purchase an instrument that has greater or lesser credit risk than the municipal bonds underlying the instrument.  There is no stated limit on the Fund’s use of derivatives.

In pursuing its investment objective, the Fund may invest in obligations with varying maturities.  Depending on the Fund’s average maturity, the interest rate risk described below may be more or less significant for the Fund. The longer the Fund’s average maturity the more significant interest rate risk will be for the Fund. The Fund may invest 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in one or more economic sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.  The portfolio managers generally will seek to enhance after-tax total return by balancing investment considerations and tax considerations.  The Fund expects to actively engage in relative value trading to take advantage of price appreciation opportunities or to realize capital losses.  A portion of the Fund’s distributions generally will be subject to alternative minimum tax.  The Fund may not be suitable for investors subject to the alternative minimum tax.

4.

The following replaces the table under “Performance” in “Fund Summaries – Eaton Vance California Municipal Income Fund”:

Average Annual Total Return as of December 31, 2014	One Year	Five Years	Ten Years
Class A Return Before Taxes	7.03%	4.64%	3.56%
Class A Return After Taxes on Distributions	7.03%	4.64%	3.52%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	5.69%	4.51%	3.67%
Class C Return Before Taxes	10.58%	4.89%	3.29%
Class I Return Before Taxes	12.58%	5.93%	4.24%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	9.05%	5.16%	4.73%

5.

The following replaces “Portfolio Manager” under “Management” in “Fund Summaries – Eaton Vance California Municipal Income Fund”:

Portfolio Managers

Craig R. Brandon, Vice President of BMR, who has managed the Fund since 2014.

Adam A. Weigold, Vice President of BMR, who has managed the Fund since 2015.

6.

The following is added under “Investment Objectives & Principal Policies and Risks”:

Pooled Investment Vehicles.  The Fund may invest in pooled investment vehicles, including open- and closed-end investment companies affiliated or unaffiliated with the investment adviser, and exchange-traded funds (“ETFs”). The market for common shares of closed-end investment companies and ETFs, which are generally traded on an exchange, is affected by the demand for those securities, regardless of the value of the fund’s underlying portfolio assets.  The Fund will indirectly bear its proportionate share of any management fees and expenses paid by unaffiliated and certain affiliated pooled investment vehicles in which it invests, except that management fees of affiliated funds may be waived.  If such fees exceed 0.01%, the costs associated with such investments will be reflected in Acquired Fund Fees and Expenses in the Annual Fund Operating Expenses table(s) in Fund Summaries.  Requirements of the Investment Company Act of 1940 (the “1940 Act”) may limit the Fund’s ability to invest in other investment companies including ETFs, unless the investment company has received an exemptive order from the Securities and Exchange Commission on which the Fund may rely or an exemption under the 1940 Act is available.  Investments in funds that invest at least 80% of their net assets in municipal securities will be deemed investments in municipal obligations for purposes of the Fund’s 80% Policy.

7.

The following replaces the fifth paragraph in “Management” under “Management and Organization”:

Cynthia J. Clemson is the portfolio manager of the AMT-Free Fund (since November 1, 2005) and the Ohio Fund (since March 3, 2014).  Craig Brandon is a portfolio manager of the California Fund (since January 1, 2014), Massachusetts Fund (since February 2010), the New York Fund (since October 17, 2005) and a portfolio manager of the National Fund (since August 1, 2013).  Thomas M. Metzold is a portfolio manager of the National Fund (since 1993).  Adam Weigold is a portfolio manager of the California Fund (since April 13, 2015).  Each portfolio manager is a Vice President of Eaton Vance and BMR and also manages other Eaton Vance portfolios.

February 12, 2015	17610 2.12.15

EATON VANCE AMT-FREE MUNICIPAL INCOME FUND

EATON VANCE CALIFORNIA MUNICIPAL INCOME FUND

EATON VANCE MASSACHUSETTS MUNICIPAL INCOME FUND

EATON VANCE NATIONAL MUNICIPAL INCOME FUND

EATON VANCE NEW YORK MUNICIPAL INCOME FUND

EATON VANCE OHIO MUNICIPAL INCOME FUND

Supplement to Statement of Additional Information dated February 1, 2015

1.

Effective April 13, 2015, the name of Eaton Vance California Municipal Income Fund is changed to Eaton Vance California Municipal Opportunities Fund.

2.

The following replaces the second paragraph and accompanying table in “Portfolio Managers.” under “Investment Advisory and Administrative Services”:

The following table shows the dollar range of equity securities beneficially owned in a Fund by its portfolio manager(s) as of the Funds’ most recent fiscal year ended September 30, 2014 and in the Eaton Vance family of funds as of December 31, 2014.  The purpose of each state Fund is to provide tax-exempt income to persons subject to taxation in a particular state.  In most cases, a Fund’s portfolio manager is not subject to such taxation.  In addition, in most cases, each state Fund’s shares are not registered for sale in the state of the portfolio manager’s residence.

Fund Name and Portfolio Manager	Dollar Range of Equity Securities Owned in the Fund	Aggregate Dollar Range of Equity Securities Owned in the Eaton Vance Family of Funds
AMT-Free Fund
Cynthia J. Clemson	$100,001 - $500,000	over $1,000,000
California Fund
Craig R. Brandon	None	over $1,000,000
Massachusetts Fund
Craig R. Brandon	None	over $1,000,000
National Fund
Craig R. Brandon	None	over $1,000,000
Thomas M. Metzold	over $1,000,000	over $1,000,000
New York Fund
Craig R. Brandon	None	over $1,000,000
Ohio Fund
Cynthia J. Clemson	None	over $1,000,000

February 12, 2015